CG VARIABLE ANNUITY ACCOUNTS I & II


Dear Investor:

We're pleased to provide you with this annual report for Connecticut General Variable Annuity Accounts I and II for the twelve months ended December 31, 1997.

Following is a summary of key performance results:

For Qualified Contractholders
 .  Accumulation Unit Values for the Flexible Annuity increased 31.81% from the
   December 31, 1996 level, from $122.670 to $161.689.

 . For all other qualified individual contracts, Accumulation Unit Values increased 32.27%, from $129.262 to $170.976.

 . Accumulation Unit Values for Group Qualified Contracts with 50 participants or more increased 32.93% from $148.759 to $197.749 during the period from January 1, 1997 to December 31, 1997.

 .  Over the last five years (January 1, 1993 to December 31, 1997), the Unit
   Values for Group Qualified contracts with 50 participants or more increased 128.60%.

For Non-Qualified Contractholders
 .  Accumulation Unit Values for the Flexible Annuity increased 31.81% from the
   December 31, 1996 level, from $108.183 to $142.594.

 . For all other non-qualified individual contracts, Accumulation Unit Values increased 32.27%, from $114.738 to $151.764.

 . Accumulation Unit Values for Group Non-Qualified contracts increased 32.93% from $132.033 to $175.514 during the period from January 1, 1997 to December 31, 1997.

 .  Over the last five years (January 1, 1993 to December 31, 1997), the Unit
   Values for Group Non-Qualified Contracts increased 128.60%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I & II.

As described in the 1997 semi-annual report, Lincoln National Corporation purchased most of CIGNA's individual life insurance and annuities businesses. None of the contracts investing in Variable Annuity Accounts I and II were included in this transaction, so this transaction has no impact on you. However, effective December 1, 1997, CIGNA Financial Services, Inc. replaced CIGNA Financial Advisors, Inc. as the principal underwriter of Variable Annuity Accounts I and II, and as underwriter for shares of the CIGNA Variable Products S&P 500 Index Fund. As before, questions about your account can be handled through the Annuity Service Center at (816) 435-3863.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.




/s/ Byron D. Oliver

Byron D. Oliver
President,
CIGNA Retirement & Investment Services

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Assets and Liabilities

December 31, 1997


      ASSETS:
         Investment in CIGNA Variable Products S&P 500 Index Fund
           at net asset value, 4,799,231 shares at $15.83 per share
           (cost $52,225,283; unrealized appreciation $23,746,544)                        $75,971,827
                                                                                          -----------
           Receivable from Connecticut General Life Insurance Company                           5,955
                                                                                          -----------
      NET ASSETS                                                                          $75,977,782
                                                                                          ===========

      NET ASSETS REPRESENTED BY:
                                                           Accumulation       Unit
                                                               Units          Value
                                                           ------------      --------
         Group contracts:
           50 participants or more                             216,798       $197.749     $42,871,588
           Less than 50 participants                            35,265        183.806       6,481,919
           Tax-deferred annuity contracts issued
               after May 1, 1976                                91,439        161.809      14,795,653

         Individual contracts:
           Variable annuity contracts                           17,789        170.976       3,041,492
           Flexible annuity contracts                           15,967        161.689       2,581,688

         Reserve for variable annuity contracts
           in distribution period                                                           6,205,442
                                                                                          -----------

                                                                                          $75,977,782
                                                                                          ===========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Changes in Net Assets
Year ended December 31,                                                1997                     1996
                                                                 --------------            --------------
FROM OPERATIONS:
Investment income -- net                                           $  1,167,000           $     1,161,630
Realized gain on investments -- net                                   2,401,283                 3,305,638
Change in unrealized appreciation
   on investments -- net                                             12,891,218                 7,539,388
                                                                 --------------            --------------
Increase in net assets resulting
   from operations                                                   16,459,501                12,006,656
                                                                 --------------            --------------
FROM UNIT TRANSACTIONS:
Participant contributions - net                                         697,550                   731,040
Amount transferred out of Account - net                                (476,392)                 (413,295)
Withdrawal of funds on terminated contracts - net                    (3,037,693)               (6,493,913)
Annuity benefit distributions                                          (972,942)                 (884,485)
Other principally mortality guarantee adjustment                        500,996                  (154,269)
                                                                 --------------            --------------
Decrease in net assets derived
   from unit transactions                                            (3,288,481)               (7,214,922)
                                                                 --------------            --------------
INCREASE IN NET ASSETS                                               13,171,020                 4,791,734

NET ASSETS:
Beginning of year                                                    62,806,762                58,015,028
                                                                 --------------            --------------
End of year                                                         $75,977,782               $62,806,762
                                                                 ==============            ==============

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Statement of
Operations


Year ended December 31,                                1997           1996
                                                   ------------   ------------
INVESTMENT INCOME:
   Dividends                                       $  1,466,855   $  1,412,703
   Expenses:
     Mortality and expense risk                         299,855        251,073
                                                   ------------   ------------
   Investment Income -- Net                           1,167,000      1,161,630
                                                   ------------   ------------

REALIZED GAIN ON INVESTMENTS:
   Proceeds from sale of shares                       6,747,450      8,864,464
   Cost of shares sold                                6,022,719      7,748,643
                                                   ------------   ------------
   Realized gain from security
      transactions -- net                               724,731      1,115,821
   Capital gains distribution                         1,676,552      2,189,817
                                                   ------------   ------------
   Realized Gain on
      Investments -- Net                              2,401,283      3,305,638
                                                   ------------   ------------

UNREALIZED APPRECIATION
ON INVESTMENTS:
   Beginning of year                                 10,855,326      3,315,938
   End of year                                       23,746,544     10,855,326
                                                   ------------   ------------
   Change in Unrealized Appreciation
      on Investments -- Net                          12,891,218      7,539,388
                                                   ------------   ------------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $ 16,459,501   $ 12,006,656
                                                   ============   ============

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS                                               1.682%         1.923%

NUMBER OF ACCUMULATION UNITS OUTSTANDING
AT END OF YEAR                                          377,258        409,603

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

   A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1997. The Fund was organized by CG Life in 1968.

   B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

   C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of Investments sold is determined on the basis of the last-in, first-out method.

   D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

                                     1997        1996
                                   --------    --------
      Transfers to CG Life
      for purchase of fixed
      annuity contracts during
      accumulation phase
      (included in net
      amount transferred
      out of Account)              $669,730    $497,991

      Transfers from CG Life
      for purchase of variable
      annuity contracts during
      accumulation phase
      (included in net
      amount transferred
      out of Account)              $193,338    $ 84,696

      Transfers from
      accumulation period
      to distribution period       $ 12,606    $253,279

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $17,975 and $21,505 for the years ended December 31, 1997 and 1996, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.60%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $9,552 and $14,375 for the years ended December 31, 1997 and 1996, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc. (CFA). Effective December 1, 1997, CFA was replaced by CIGNA Financial Services, Inc., which is an affiliate of CG Life.

CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements (Continued)

 7.  ACCUMULATION UNITS INFORMATION

                                                          SCHEDULE OF SELECTED PER UNIT DATA
                                                          ----------------------------------
                                                                     December 31,
                                               ---------------------------------------------------------
Group Contracts:                                 1997        1996        1995         1994        1993
                                               --------    --------    --------     --------    --------
  50 participants or more:
  Net asset value:
  -------------------------------------
  Beginning of year                            $148.759    $121.763    $ 89.219     $88.848     $86.503
  End of year                                   197.749     148.759     121.763      89.219      88.848
                                               --------    --------    --------     -------     -------
    Net increase in net unit value             $ 48.990    $ 26.996    $ 32.544     $ 0.371     $ 2.345
                                               ========    ========    ========     =======     =======
  Accumulation units outstanding:
  -------------------------------------
  End of year                                   216,798     238,436     261,172     308,233     353,129
                                               ========    ========     =======     =======     =======
  Less than 50 participants:

  Net asset value:
  -------------------------------------
  Beginning of year                            $138.631    $113.772    $ 83.580     $83.449     $81.459
  End of year                                   183.806     138.631     113.772      83.580      83.449
                                               --------    --------    --------     -------     -------
    Net increase in net unit value             $ 45.175    $ 24.859    $ 30.192     $ 0.131     $ 1.990
                                               ========    ========    ========     =======     =======
  Accumulation units outstanding:
  -------------------------------------
  End of year                                    35,265      37,135      45,992      50,443      52,486
                                               ========    ========    ========     =======     =======
  Tax-deferred annuity contracts
  issued after May 1, 1976:

  Net asset value:
  -------------------------------------
  Beginning of year                            $122.149    $100.335    $ 73.775     $73.725     $72.031
  End of year                                   161.809     122.149     100.335      73.775      73.725
                                               --------    --------    --------     -------     -------
    Net increase in net unit value             $ 39.660    $ 21.814    $ 26.560     $ 0.050     $ 1.694
                                               ========    ========    ========     =======     =======
  Accumulation units outstanding:
  -------------------------------------
  End of year                                    91,439      98,421     115,290     121,840     124,827
                                               =========   ========    ========     =======     =======


CG VARIABLE ANNUITY ACCOUNT I

Notes to
Financial Statements (Continued)

7.  ACCUMULATION UNITS INFORMATION (continued)

                                                                December 31,
                                            ----------------------------------------------------
Individual Contracts:                         1997      1996        1995        1994      1993
                                            --------  --------    --------    -------    -------
  Variable annuity contracts:

  Net asset value:
  ---------------------------------------
  Beginning of year                         $129.262  $106.339    $ 78.306    $78.370    $76.684
  End of year                                170.976   129.262     106.339     78.306     78.370
                                            --------  --------    --------    -------    -------
    Net increase (decrease) in net unit
    value                                   $ 41.714  $ 22.923    $ 28.033    $(0.064)   $ 1.686
                                            ========  ========    ========    =======    =======
  Accumulation units outstanding:
  ---------------------------------------
  End of year                                 17,789    18,959      19,685     23,011     30,646
                                            ========  ========    ========    =======    =======
  Flexible annuity contracts:

  Net asset value:
  ---------------------------------------
  Beginning of year                         $122.670  $101.272    $ 74.835    $75.158    $73.800
  End of year                                161.689   122.670     101.272     74.835     75.158
                                            --------  --------    --------    -------    -------
    Net increase (decrease) in net unit
    value                                   $ 39.019  $ 21.398    $ 26.437    $(0.323)   $ 1.358
                                            ========  ========    ========    =======    =======
  Accumulation units outstanding:
  ---------------------------------------
  End of year                                 15,967    16,652      17,502     19,687     22,970
                                            ========  ========    ========    =======    =======

8. DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Report of
Independent Accountants


To the Board of Directors and Participants of CG Variable Annuity Account I of
Connecticut General Life
Insurance Company


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratio present fairly, in all material respects, the financial position of CG Variable Annuity Account I (the "Account") of Connecticut General Life Insurance Company at December 31, 1997, the results of its operations and the changes in its net assets and the selected per unit data and ratio for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratio (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP


Hartford, Connecticut
February 20, 1998

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Assets and Liabilities
December 31, 1997

ASSETS:
  Investment in CIGNA Variable Products S&P 500 Index Fund at net asset value, 504,439 shares at $15.83 per share (cost $6,517,217;
     unrealized appreciation $1,468,052)

     Total assets                                                                                    $7,985,269
                                                                                                     ----------
  Receivable from Connecticut General Life Insurance Company                                            143,574
                                                                                                     ----------
NET ASSETS                                                                                           $8,128,843
                                                                                                     ==========
NET ASSETS REPRESENTED BY:

                                                           Accumulation            Unit
                                                               Units               Value
                                                           ------------           -------
  Group contracts:                                             6,213             $175.514            $1,090,468

  Individual contracts:
     Variable annuity contracts                                8,474              151.764             1,286,048
     Flexible annuity contracts                               19,316              142.594             2,754,346

  Reserve for variable annuity contracts
     in distribution period                                                                           2,997,981
                                                                                                     ----------
                                                                                                     $8,128,843
                                                                                                     ==========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Changes in Net Assets

Year ended December 31,                                                  1997                      1996
                                                                      ----------                ----------
FROM OPERATIONS:
Investment income-- net                                            $      90,243             $     101,036
Realized gain on investments-- net                                       354,582                   409,694
Change in unrealized appreciation (depreciation)
  on investments-- net                                                 1,411,389                   814,419
                                                                      ----------                ----------
Increase in net assets resulting
  from operations                                                      1,856,214                 1,325,149
                                                                      ----------                ----------
FROM UNIT TRANSACTIONS:
Participant contributions - net                                          174,747                     6,952
Withdrawal of funds on terminated contracts - net                       (256,923)                 (489,010)
Annuity benefit distributions                                           (433,003)                 (400,577)
Other, principally mortality guarantee adjustment                        (37,616)                 (434,493)
                                                                      ----------                ----------
Decrease in net assets derived
  from unit transactions                                                (552,795)               (1,317,128)
                                                                      ----------                ----------

INCREASE IN NET ASSETS                                                 1,303,419                     8,021

NET ASSETS:
Beginning of year                                                      6,825,424                 6,817,403
                                                                      ----------                ----------

End of year                                                           $8,128,843                $6,825,424
                                                                      ==========                ==========

The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Statement of
Operations

Year ended December 31,                                                  1997                   1996
                                                                      ----------             ----------
INVESTMENT INCOME:
  Dividends                                                           $  154,455             $  156,073
  Expenses:
    Mortality and expense risk                                            64,212                 55,037
                                                                      ----------             ----------
  Investment Income -- Net                                                90,243                101,036
                                                                      ----------             ----------

REALIZED GAIN ON INVESTMENTS:
  Proceeds from sale of shares                                         1,134,685              1,310,228
  Cost of shares sold                                                    956,797              1,138,794
                                                                      ----------             ----------
  Realized gain from security
    transactions -- net                                                  177,888                171,434
  Capital gains distribution                                             176,694                238,260
                                                                      ----------             ----------
  Realized Gain on
    Investments -- Net                                                   354,582                409,694
                                                                      ----------             ----------

UNREALIZED APPRECIATION (DEPRECIATION)
ON INVESTMENTS:
  Beginning of year                                                       56,663               (757,756)
  End of year                                                          1,468,052                 56,663
                                                                      ----------             ----------
  Change in Unrealized Appreciation (Depreciation)
    on Investments -- Net                                              1,411,389                814,419
                                                                      ----------             ----------

INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                             $1,856,214             $1,325,149
                                                                      ==========             ==========

RATIO OF NET INVESTMENT  INCOME TO AVERAGE
NET ASSETS                                                                 1.207%                 1.481%

NUMBER OF ACCUMULATION  UNITS OUTSTANDING
AT END OF YEAR                                                            34,003                 37,079


  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE ANNUITY ACCOUNT II

Notes to
Financial Statements

The Account is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

   A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 1997. The Fund was organized by CG Life in 1968.

   B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are offset by transfers to or from CG Life.

   C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

   D. The operations of the Account are included in, and taxed as part of, CG Life's tax return, which is taxed as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account.

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group participant can elect either a fixed or variable annuity benefit during the accumulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. There were no participant transfers to or from CG Life to purchase fixed or variable annuity contracts during the accumulation phase. There were transfers from accumulation period to distribution period of $163,503 during 1997. There were no transfers from accumulation period to distribution period during 1996.

3. The cost of investments represents the accumulated cost of Fund shares purchased by the Account at net asset value with net participant contributions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $325 and $401 for the years ended December 31, 1997 and 1996, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 0.50%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $455 and $517 for the years ended December 31, 1997 and 1996, respectively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or brokers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Financial Advisors, Inc. (CFA). Effective December 1, 1997, CFA was replaced by CIGNA Financial Services, Inc., which is an affiliate of CG Life.

CG VARIABLE ANNUITY ACCOUNT II

Notes to
Financial Statements (Continued)

7.  ACCUMULATION UNITS INFORMATION

                                        SCHEDULE OF SELECTED PER UNIT DATA
                                        ----------------------------------
                                                                         December 31,
                                                  --------------------------------------------------------
Group Contracts:                                    1997        1996        1995        1994         1993
                                                  --------    --------    --------    --------    --------
  Net asset value:
  --------------------------------------
  Beginning of year                               $132.033    $108.072    $ 79.187     $78.857     $76.776
  End of year                                      175.514     132.033     108.072      79.187      78.857
                                                  --------    --------    --------    --------    --------
    Net increase in net unit
    value                                         $ 43.481    $ 23.961    $ 28.885     $ 0.330     $ 2.081
                                                  ========    ========    ========    ========    ========
  Accumulation units outstanding:
  --------------------------------------
  End of year                                        6,213       6,185       6,864       6,819       6,987
                                                  ========    ========    ========    ========    ========
Individual Contracts:
  Variable annuity contracts:
  Net asset value:
  --------------------------------------
  Beginning of year                               $114.738    $ 94.390    $ 69.507     $69.564     $68.068
  End of year                                      151.764     114.738      94.390      69.507      69.564
                                                  --------    --------    --------    --------    --------
    Net increase (decrease) in net unit
    value                                         $ 37.026    $ 20.348    $ 24.883     $(0.057)    $ 1.496
                                                  ========    ========    ========    ========    ========
  Accumulation units outstanding:
  --------------------------------------
  End of year                                        8,474       8,484       8,566       8,823      11,050
                                                  ========    ========    ========    ========    ========
  Flexible annuity contracts:
  Net asset value:
  --------------------------------------
  Beginning of year                               $108.183    $ 89.312    $ 65.997     $66.282     $65.084
  End of year                                      142.594     108.183      89.312      65.997      66.282
                                                  --------    --------    --------    --------    --------
    Net increase (decrease) in net unit
    value                                         $ 34.411    $ 18.871    $ 23.315     $(0.285)    $ 1.198
                                                  ========    ========    ========    ========    ========
  Accumulation units outstanding:
  --------------------------------------
  End of year                                       19,316      22,410      26,647      27,762      30,391
                                                  ========    ========    ========    ========    ========


8. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of Treasury.

The Secretary of Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Report of
Independent Accountants


To the Board of Directors and Participants of CG Variable Annuity Account II of
Connecticut General Life
Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the selected per unit data and ratio present fairly, in all material respects, the financial position of CG Variable Annuity Account II (the "Account") of Connecticut General Life Insurance Company at December 31, 1997, the results of its operations and the changes in its net assets and the selected per unit data and ratio for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratio (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Hartford, Connecticut
February 20, 1998

Pages 1-13 of the Annual Report to Shareholders of CIGNA Variable Products S&P 500 Index Fund for the period ended 12/31/97, as electronically filed with the Securities and Exchange Commission on Form N-30D on March 6, 1998, is hereby incorporated by reference.

This report has been prepared for the information of participants of CG Variable Annuity Accounts I & II pursuant to variable annuity contracts issued by Connecticut General Life Insurance Company and is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses of both the annuity account under discussion and CIGNA Variable Products S&P 500 Index Fund.

--------------------------------------------------------------------------------

CIGNA Variable Products S&P 500 Index Fund was organized by Connecticut General Life Insurance Company in 1968. The name of the Fund was changed in January 1996 from Companion Fund to CIGNA Variable Products S&P 500 Index Fund to better reflect the Fund's investment strategy. Both CIGNA Investments, Inc. and CIGNA Financial Services Inc. are affiliates of Connecticut General Life Insurance Company.




                              CG Variable Annuity
                              Accounts I & II

                              CIGNA Variable Products
                              S&P 500 Index Fund

                              -----------------------

                              Annual Report

                              -----------------------

                              December 31, 1997


                              CG Flexible Annuity

                              CG Group Variable Annuity


                         [LOGO OF CIGNA APPEARS HERE]


Cat. # 502450 Rev 2/98